Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2024
Assets as per statement of financial position
Trade and other receivables	102,619	—	102,619	149,247	251,866
Derivative financial instruments	—	9,596	9,596	—	9,596
Short term investment	—	46,097	46,097	—	46,097
Cash and cash equivalents	211,244	—	211,244	—	211,244
Total	313,863	55,693	369,556	149,247	518,803

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	174,863	—	174,863	32,811	207,674
Borrowings	779,556	—	779,556	—	779,556
Leases Liabilities	342,030	—	342,030	—	342,030
Derivative financial instruments	—	5,779	5,779	—	5,779
Total	1,296,449	5,779	1,302,228	32,811	1,335,039

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2023
Assets as per statement of financial position
Trade and other receivables	113,831	—	113,831	104,284	218,115
Derivative financial instruments	—	31,820	31,820	—	31,820
Short term investment	—	62,637	62,637	—	62,637
Cash and cash equivalents	339,781	—	339,781	—	339,781
Total	453,612	94,457	548,069	104,284	652,353

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	163,481	1,400	164,881	26,857	191,738
Borrowings (i)	904,949	—	904,949	—	904,949
Leases Liabilities	378,510	—	378,510	—	378,510
Derivative financial instruments (i)	—	169	169	—	169
Total	1,446,940	1,569	1,448,509	26,857	1,475,366

(i) The Group formally documents and designates cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (See Note 2 for details).

Schedule of Income, Expense, Gains and Losses on Financial Instruments
Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2024
Interest income (i)	16,048	—	16,048
Interest expense (i)	(40,869)	—	(40,869)
Foreign exchange loss (i)	(37,569)	—	(37,569)
Gain from derivative financial instruments (ii)	—	1,246	1,246
Finance cost related to lease liabilities	(32,938)	—	(32,938)

	Financial assets / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2023
Interest income (i)	7,134	—	7,134
Interest expense (i)	(31,906)	—	(31,906)
Foreign exchange gains (i)	90,930	—	90,930
Gain from derivative financial instruments (ii)	—	10,414	10,414
Finance cost related to lease liabilities	(40,203)	—	(40,203)

(i)Included in “Financial Results, net” in the consolidated statement of income.
(ii)Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Schedule of Fair Value Measurement of Assets and Liabilities
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2024 and 2023 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2024	1,148	8,448	9,596
Short-term investment (1)	2024	46,097	—	46,097
Derivative financial instruments	2023	13,819	18,001	31,820
Short-term investment (2)	2023	62,637	—	62,637

Liabilities
Derivative financial instruments	2024	(2)	(5,777)	(5,779)
Derivative financial instruments	2023	(68)	(101)	(169)
(1) It includes US$ 1,474 of BOPREAL (Bonos para la Reconstrucción de una Argentina Libre) and US$ 44,623 of LECAPs (Letras del Tesoro Nacional Capitalizables en Pesos).

(2) US-Treasury Bills with maturity from the date of acquisition longer than 90 days used as collateral for short-term borrowings. As of December, 2023, US$ 59,475 of these US T-bills are used as collateral for short-term borrowings and are not available for use by other entities of the Group.
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	2024	2023

Futures	Quoted price	—	—	1	852	8,657

Options/OTC	Quoted price	—	—	1	160	5,141

NDF	Quoted price	Foreign-exchange curve	Present value method	1	134	(47)

Interest-rate swaps	Theoretical price	Money market interest-rate curve	Present value method	2	2,671	17,900

Public securities	Quoted price	—	—	1	46,097	62,637